Summary of Right of Use Assets (Details) - Gross carrying amount [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 4,029	$ 4,170
Additions	243	137
Depreciation	(543)	(527)
Reassessments, modifications, and variable lease payment adjustments	76	6
Foreign currency translation adjustments and other	(119)	467
Balance at end of year	3,842	4,029
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment		11
Foreign currency translation adjustments and other	37	232
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	777	780
Additions	5
Depreciation	(91)	(89)
Reassessments, modifications, and variable lease payment adjustments	6	13
Foreign currency translation adjustments and other	(18)	73
Balance at end of year	709	777
Land [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign currency translation adjustments and other	12	73
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,208	3,336
Additions	238	132
Depreciation	(439)	(424)
Reassessments, modifications, and variable lease payment adjustments	70	(6)
Foreign currency translation adjustments and other	(152)	146
Balance at end of year	3,101	3,208
Buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminations and impairment		11
Foreign currency translation adjustments and other	24	159
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	44	54
Additions		5
Depreciation	(13)	(14)
Reassessments, modifications, and variable lease payment adjustments		(1)
Foreign currency translation adjustments and other	(3)	16
Balance at end of year	32	$ 44
Computer equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Foreign currency translation adjustments and other	$ 1